Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	North Square Investments Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001750821
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2022
Prospectus Date	rr_ProspectusDate	Sep. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A